UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2012 (Unaudited)

Common Stocks--96.6%	Shares		Value ($)
Australia--3.0%
Australia & New Zealand Banking Group	58,090		1,476,772
Primary Health Care	324,010		1,352,549
QBE Insurance Group	163,990		1,872,274
			4,701,595
Belgium--1.3%
Delhaize Group	55,300		2,044,685
Brazil--1.9%
Banco Santander Brasil, ADS	176,750		1,182,457
Oi, ADR	81,070		307,255
Oi, ADR, Cl. C	6,491		28,885
Petroleo Brasileiro, ADR	78,150		1,404,355
			2,922,952
China--2.6%
Beijing Capital International Airport, Cl. H	340,000		243,478
China Railway Group, Cl. H	899,000		523,146
Foxconn International Holdings	1,181,000	a	597,342
Guangzhou Automobile Group, Cl. H	1,412,194		1,149,770
Huaneng Power International, Cl. H	786,000		666,308
PetroChina, ADR	6,241		830,989
			4,011,033
France--12.3%
Alstom	36,620		1,332,810
Carrefour	106,542		2,630,607
Cie de St-Gobain	35,520		1,417,271
Danone	36,970		2,345,153
EDF	47,480		871,598
France Telecom	121,435		1,285,403
GDF Suez	69,364		1,560,196
Sanofi	28,121		2,511,071
Societe Generale	38,774	a	1,402,129
Total	74,890		3,747,373
			19,103,611
Germany--8.8%
Aixtron	89,680		1,121,423
Allianz	9,700		1,260,895
Bayer	7,940		718,195
Celesio	75,490		1,282,204
Daimler	40,916		2,021,029
Deutsche Bank	45,450		2,006,181
Deutsche Telekom	72,630		800,063
E.ON	62,610		1,127,763
Muenchener Rueckversicherungs	6,800		1,160,734
Siemens	19,320		1,992,530
Talanx	10,010		259,197
			13,750,214
Hong Kong--2.9%
Esprit Holdings	1,660,605		2,579,764
Hang Seng Bank	99,400		1,518,536
Pacific Basin Shipping	700,000		370,313
			4,468,613

India--.7%

Reliance Industries, GDR	35,844	b	1,054,889
Israel--1.6%
Teva Pharmaceutical Industries, ADR	60,260		2,431,491
Italy--2.1%
ENI	24,655		582,939
Finmeccanica	146,756	a	771,466
Saras	1,540,510	a	1,876,276
			3,230,681
Japan--23.2%
Denso	40,200		1,321,063
East Japan Railway	9,400		616,898
Fujitsu	361,000		1,366,313
INPEX	290		1,554,922
Kao	64,000		1,756,924
LIXIL Group	36,500		773,082
Matsumotokiyoshi Holdings	23,000		550,203
Mitsubishi UFJ Financial Group	658,600		3,011,975
Nippon Electric Glass	178,000		1,014,860
Nippon Express	308,000		1,105,938
Nomura Holdings	134,800		557,613
Nomura Research Institute	62,300		1,202,393
Omron	67,900		1,504,862
Ricoh	173,800		1,612,871
Shimachu	67,900		1,429,083
Shimamura	7,200		727,555
Shin-Etsu Chemical	30,720		1,807,388
Sumitomo Mitsui Financial Group	59,700		1,922,045
Sumitomo Mitsui Trust Holdings	336,560		1,020,683
Taiyo Nippon Sanso	259,000		1,435,834
Tokyo Electron	27,200		1,212,592
Toyota Motor	98,200		4,211,039
Yamaha Motor	133,900		1,405,028
Yamato Holdings	122,300		1,830,754
Yaskawa Electric	142,000		1,133,451
			36,085,369
Netherlands--2.2%
Aegon	133,671		768,916
Koninklijke Philips Electronics	90,771		2,344,503
Royal Dutch Shell, Cl. A	10,159		340,479
			3,453,898
Norway--1.3%
Norsk Hydro	216,268		1,036,965
Orkla	128,760		1,047,910
			2,084,875
Russia--.4%
Gazprom, ADR	76,010		675,729
Singapore--1.8%
DBS Group Holdings	96,591		1,143,487
Oversea-Chinese Banking	215,000		1,657,505
			2,800,992
South Africa--.7%
Murray & Roberts Holdings	230,503	a	556,138
Standard Bank Group	53,185		629,038
			1,185,176
South Korea--2.5%
KB Financial Group	3,790		124,776
KB Financial Group, ADR	34,794		1,143,679
Korea Electric Power	24,130	a	594,977

Korea Electric Power, ADR	65,394	a	802,384
Korea Exchange Bank	116,170	a	782,084
SK Telecom, ADR	25,600		390,912
			3,838,812
Sweden--2.8%
Ericsson, Cl. B	274,050		2,553,766
Svenska Cellulosa, Cl. B	87,290		1,767,224
			4,320,990
Switzerland--7.9%
Adecco	16,860	a	833,084
Clariant	101,800	a	1,227,049
Novartis	74,886		4,634,415
Roche Holding	16,460		3,239,780
UBS	151,728	a	2,374,076
			12,308,404
Taiwan--1.0%
Hon Hai Precision Industry	254,400		816,069
United Microelectronics	1,868,720		723,587
			1,539,656
United Kingdom--15.6%
Anglo American	109,806		3,047,919
BP	314,266		2,173,116
Direct Line Insurance Group	165,670		538,157
Home Retail Group	488,626		874,448
HSBC Holdings	578,848		5,914,050
Resolution	530,876		2,021,745
Royal Dutch Shell, Cl. A	101,852		3,409,699
Smith & Nephew	122,261		1,287,917
Tesco	166,115		865,227
Unilever	39,798		1,532,213
Vodafone Group	1,029,482		2,657,989
			24,322,480
Total Common Stocks
(cost $188,241,229)			150,336,145

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,450,000)	4,450,000	[c]	4,450,000
Total Investments (cost $192,691,229)	99.5%		154,786,145
Cash and Receivables (Net)	.5%		834,063
Net Assets	100.0%		155,620,208

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities amounted to $1,054,889 or 0.7% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized depreciation on investments was $37,905,084 of which $5,613,207 related to appreciated investment securities and $43,518,291 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.0
Energy	11.3
Health Care	11.2
Consumer Discretionary	10.1
Industrial	10.1
Information Technology	9.6
Consumer Staples	8.7
Materials	5.5
Utilities	3.6
Telecommunication Services	3.5
Money Market Investment	2.9
99.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2012 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring
12/3/2012a	135,801	217,844	217,574	270

Euro,
Expiring
12/4/2012a	147,872	192,345	192,314	31

Japanese Yen,
Expiring:
12/3/2012b	2,132,696	26,016	25,871	145
12/4/2012b	4,910,758	59,557	59,571	(14)

Gross Unrealized Appreciation				446
Gross Unrealized Depreciation				(14)

Counterparties:

a	Barclays Bank
b	JP Morgan Chase & Co.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	150,336,145	-	-	150,336,145
Mutual Funds	4,450,000	-	-	4,450,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	446	-	446
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(14)	-	(14)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value
November 30, 2012 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--5.9%
BorgWarner	403,860	a	26,775,918
Dana Holding	873,007		12,379,239
Delphi Automotive	598,632		20,347,502
TRW Automotive Holdings	363,798	a	18,422,731
			77,925,390
Banks--1.1%
Fifth Third Bancorp	952,930		13,950,895
Capital Goods--11.2%
Gardner Denver	170,140		11,884,279
Ingersoll-Rand	640,390		31,238,224
Masco	1,049,710		17,803,082
Parker Hannifin	445,670		36,611,790
Regal-Beloit	353,995		24,691,151
Trinity Industries	822,900		26,143,533
			148,372,059
Commercial & Professional Services--5.0%
ADT	241,200		11,071,080
Equifax	525,500		26,926,620
Robert Half International	969,230		27,390,440
			65,388,140
Consumer Durables & Apparel--11.2%
D.R. Horton	1,046,350		20,361,971
Mohawk Industries	380,940	a	32,757,031
Newell Rubbermaid	2,244,350		48,949,273
PulteGroup	911,000	a	15,313,910
Toll Brothers	950,990	a	30,279,522
			147,661,707
Consumer Services--.8%
H&R Block	551,010		9,934,710
Diversified Financials--5.3%
E*TRADE Financial	2,710,140	a	22,819,379
LPL Financial Holdings	310,270		8,690,663
Raymond James Financial	485,260		18,318,565
TD Ameritrade Holding	1,278,910		20,718,342
			70,546,949
Energy--4.2%
Alpha Natural Resources	924,290	a,b	6,913,689
Cabot Oil & Gas	436,890		20,577,519
National Oilwell Varco	132,230		9,031,309
Pioneer Natural Resources	172,480		18,455,360
			54,977,877
Exchange-Traded Funds--1.0%
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	71,330	b	13,007,026

Health Care Equipment & Services--7.2%
CareFusion	505,390	a	14,110,489
Cigna	711,060		37,167,106
Humana	211,810		13,854,492
MEDNAX	383,980	a	30,334,420
			95,466,507
Household & Personal Products--.8%
Avon Products	786,920		10,977,534
Insurance--6.1%
Allstate	129,830		5,255,518
Arthur J. Gallagher & Co.	1,065,350		38,906,582
Brown & Brown	254,120		6,820,581
Principal Financial Group	1,110,540		30,151,161
			81,133,842
Materials--5.4%
LyondellBasell Industries, Cl. A	699,770		34,799,562
Sherwin-Williams	239,400		36,513,288
			71,312,850
Pharmaceuticals, Biotech & Life Sciences--3.5%
Covance	114,440	a	6,524,224
Cubist Pharmaceuticals	357,290	a	14,509,547
Hospira	361,500	a	10,772,700
Salix Pharmaceuticals	328,390	a	14,071,512
			45,877,983
Real Estate--1.4%
CBRE Group, Cl. A	719,782	a	13,625,473
Jones Lang LaSalle	57,010		4,675,390
			18,300,863
Retailing--6.4%
Gap	426,350		14,692,021
Lowe's	1,487,960		53,700,476
Williams-Sonoma	355,890		16,107,581
			84,500,078
Semiconductors & Semiconductor Equipment--1.6%
Broadcom, Cl. A	660,120	a	21,374,686
Software & Services--4.5%
Cognizant Technology Solutions,
Cl. A	286,540	a	19,264,084
Intuit	435,020		26,062,048
MICROS Systems	322,656	a	14,022,630
			59,348,762
Technology Hardware & Equipment--8.6%
Avnet	1,318,923	a	38,631,255
JDS Uniphase	2,446,993	a	29,682,025
SanDisk	448,420	a	17,533,222
Seagate Technology	872,400		21,897,240
TE Connectivity	170,950		6,015,730
			113,759,472
Transportation--6.4%
C.H. Robinson Worldwide	562,590		34,734,307
Con-way	484,220		13,601,740
Kirby	614,340	a	35,557,999

		83,894,046
Utilities--1.4%
Great Plains Energy	902,383	18,273,256
Total Common Stocks
(cost $1,095,832,419)		1,305,984,632

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,741,164)	18,741,164 [c]	18,741,164
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $16,601,824)	16,601,824 [c]	16,601,824
Total Investments (cost $1,131,175,407)	101.6%	1,341,327,620
Liabilities, Less Cash and Receivables	(1.6%)	(21,688,071)
Net Assets	100.0%	1,319,639,549

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $16,443,414 and the value of the collateral held by the fund was $16,601,824.
c Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $210,152,213 of which $234,996,178 related to appreciated investment securities and $24,843,965 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.2
Consumer Durables & Apparel	11.2
Technology Hardware & Equipment	8.6
Health Care Equipment & Services	7.2
Retailing	6.4
Transportation	6.4
Insurance	6.1
Automobiles & Components	5.9
Materials	5.4
Diversified Financials	5.3
Commercial & Professional Services	5.0
Software & Services	4.5
Energy	4.2
Pharmaceuticals, Biotech & Life Sciences	3.5
Money Market Investments	2.6
Semiconductors & Semiconductor Equipment	1.6
Real Estate	1.4
Utilities	1.4
Banks	1.1
Exchange-Traded Funds	1.0
Consumer Services	.8

Household & Personal Products	.8
101.6

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,292,977,606	-	-	1,292,977,606
Exchange-Traded Funds	13,007,026	-	-	13,007,026
Mutual Funds	35,342,988	-	-	35,342,988

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2012 (Unaudited)

Common Stocks--96.8%	Shares		Value ($)
Automobiles & Components--4.7%
American Axle & Manufacturing
Holdings	696,983	a	7,290,442
Dana Holding	1,146,580		16,258,504
Tenneco	106,330	a	3,410,003
Tower International	303,165	a	2,379,845
			29,338,794
Banks--2.6%
First Commonwealth Financial	1,059,810		6,793,382
Hancock Holding	192,610		6,051,806
SCBT Financial	90,440		3,504,550
			16,349,738
Capital Goods--6.0%
Columbus McKinnon	19,906	a	297,794
Commercial Vehicle Group	183,054	a	1,466,263
Granite Construction	395,590		12,105,054
Orion Marine Group	297,190	a	2,110,049
Trinity Industries	280,950		8,925,782
Watts Water Technologies, Cl. A	183,621		7,508,263
WESCO International	76,100	a,b	4,919,865
			37,333,070
Commercial & Professional Services--8.5%
Equifax	119,370		6,116,519
Herman Miller	578,883		12,226,009
Portfolio Recovery Associates	92,113	a	9,102,607
Steelcase, Cl. A	1,100,600		12,810,984
TrueBlue	899,880	a	12,823,290
			53,079,409
Consumer Durables & Apparel--10.8%
Fifth & Pacific	1,167,615	a,b	14,069,761
Jones Group	1,624,520	b	19,104,355
Meritage Homes	254,740	a	8,920,995
Mohawk Industries	109,370	a	9,404,726
Newell Rubbermaid	174,140		3,797,993
Standard Pacific	1,765,060	a,b	11,825,902
			67,123,732
Consumer Services--1.3%
Scientific Games, Cl. A	597,210	a	4,974,759
SHFL Entertainment	243,332	a	3,348,248
			8,323,007

Diversified Financials--2.6%
LPL Financial Holdings	99,940		2,799,319
Nelnet, Cl. A	221,936		6,345,150
Netspend Holdings	619,670	a,b	7,219,155
			16,363,624
Energy--1.5%
Approach Resources	158,660	a,b	3,726,923
PDC Energy	151,839	a	5,447,983
			9,174,906
Exchange-Traded Funds--1.0%
iShares Russell 2000 Index Fund	74,200		6,090,336
Food, Beverage & Tobacco--.6%
Dole Food	308,360	a,b	3,539,973
Health Care Equipment & Services--5.1%
Align Technology	179,280	a	4,910,479
Hanger	607,441	a	15,860,285
Merit Medical Systems	784,540	a	10,889,415
			31,660,179
Insurance--4.1%
Arthur J. Gallagher & Co.	139,930		5,110,244
Brown & Brown	604,300		16,219,412
Employers Holdings	208,150		3,973,583
			25,303,239
Materials--4.7%
Georgia Gulf	217,559	b	9,977,256
Innospec	185,684	a	5,910,322
OMNOVA Solutions	815,730	a	6,052,717
Zoltek	1,034,775	a,b	7,295,164
			29,235,459
Pharmaceuticals, Biotech & Life Sciences--3.8%
Auxilium Pharmaceuticals	260,220	a	4,980,611
Emergent BioSolutions	810,976	a	12,180,860
Salix Pharmaceuticals	142,740	a	6,116,409
			23,277,880
Real Estate--4.2%
Jones Lang LaSalle	129,306		10,604,385
St. Joe	463,890	a,b	9,917,968
Starwood Property Trust	230,180	c	5,261,915
			25,784,268
Retailing--2.7%
Gordmans Stores	147,793	a	2,137,087
Williams-Sonoma	322,800		14,609,928
			16,747,015
Semiconductors & Semiconductor Equipment--4.4%
Applied Micro Circuits	2,410,000	a	16,460,300
Lattice Semiconductor	829,440	a	3,284,582

Microsemi	391,960	a	7,502,114
			27,246,996
Software & Services--12.5%
Cardtronics	211,190	a	4,844,699
CoreLogic	239,200	a	6,180,928
CSG Systems International	478,015	a	8,881,519
DealerTrack Technologies	701,801	a	18,871,429
LogMeIn	327,420	a	7,006,788
MICROS Systems	165,720	a	7,202,191
Take-Two Interactive Software	345,470	a	4,273,464
Velti	1,376,251	a,b	4,693,016
WEX	220,190	a	15,844,872
			77,798,906
Technology Hardware & Equipment--8.1%
Arrow Electronics	175,650	a	6,544,719
Brocade Communications Systems	978,750	a	5,559,300
Ciena	210,810	a	3,136,853
JDS Uniphase	1,104,890	a	13,402,316
ScanSource	439,910	a	12,999,340
Vishay Intertechnology	917,990	a	8,904,503
			50,547,031
Transportation--7.6%
Arkansas Best	362,320		3,000,010
Avis Budget Group	180,460	a	3,417,912
Con-way	483,500		13,581,515
Landstar System	231,597		11,711,860
UTi Worldwide	1,114,300		15,733,916
			47,445,213
Total Common Stocks
(cost $512,869,993)			601,762,775

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $827,584)	827,584	[d]	827,584
Investment of Cash Collateral for
Securities Loaned--9.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $59,936,548)	59,936,548	[d]	59,936,548
Total Investments (cost $573,634,125)	106.6%		662,526,907
Liabilities, Less Cash and Receivables	(6.6%)		(40,862,776)
Net Assets	100.0%		621,664,131

a	Non-income producing security.
b	Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $57,233,227 and the value of the collateral held by the fund was $59,936,548.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $88,892,782 of which $112,624,699 related to appreciated investment securities and $23,731,917 related to depreciated investment securities.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.5
Consumer Durables & Apparel	10.8
Money Market Investments	9.8
Commercial & Professional Services	8.5
Technology Hardware & Equipment	8.1
Transportation	7.6
Capital Goods	6.0
Health Care Equipment & Services	5.1
Automobiles & Components	4.7
Materials	4.7
Semiconductors & Semiconductor Equipment	4.4
Real Estate	4.2
Insurance	4.1
Pharmaceuticals, Biotech & Life Sciences	3.8
Retailing	2.7
Banks	2.6
Diversified Financials	2.6
Energy	1.5
Consumer Services	1.3
Exchange-Traded Funds	1.0
Food, Beverage & Tobacco	.6
106.6

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	575,245,507	-	-	575,245,507
Equity Securities - Foreign Common Stocks+	20,426,932	-	-	20,426,932
Exchange-Traded Funds	6,090,336	-	-	6,090,336
Mutual Funds	60,764,132	-	-	60,764,132

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
November 30, 2012 (Unaudited)

Common Stocks--96.0%	Shares		Value ($)
Banks--3.1%
Fifth Third Bancorp	3,830		56,071
Hancock Holding	1,920		60,326
			116,397
Capital Goods--4.3%
Granite Construction	1,200		36,720
Regal-Beloit	1,010		70,448
Trinity Industries	1,810		57,504
			164,672
Commercial & Professional Services--5.8%
ADT	850		39,015
Equifax	1,910		97,868
Portfolio Recovery Associates	520	a	51,386
Robert Half International	1,110		31,369
			219,638
Consumer Durables & Apparel--13.3%
D.R. Horton	3,660		71,224
Fifth & Pacific	7,630	a	91,942
Jones Group	8,010		94,198
Mohawk Industries	900	a	77,391
Newell Rubbermaid	4,490		97,927
PulteGroup	4,310	a	72,451
			505,133
Diversified Financials--10.0%
Bank of America	12,960		127,786
E*TRADE Financial	13,270	a	111,733
Netspend Holdings	5,550	a	64,658
Raymond James Financial	1,960		73,990
			378,167
Energy--4.8%
Cameron International	1,210	a	65,280
EOG Resources	590		69,396
Occidental Petroleum	640		48,134
			182,810
Food, Beverage & Tobacco--4.0%
PepsiCo	930		65,295
Philip Morris International	950		85,386
			150,681
Health Care Equipment & Services--2.8%
Cerner	810	a	62,548

HCA Holdings	1,410		44,768
			107,316
Insurance--10.2%
Allstate	1,460		59,101
American International Group	2,470	a	81,831
Arthur J. Gallagher & Co.	3,130		114,308
Chubb	760		58,512
EMC	2,970	a	73,715
			387,467
Materials--9.1%
LyondellBasell Industries, Cl. A	2,680		133,276
Monsanto	1,260		115,403
PPG Industries	790		98,173
			346,852
Pharmaceuticals, Biotech & Life Sciences--3.1%
Vertex Pharmaceuticals	660	a	26,261
Watson Pharmaceuticals	1,040	a	91,530
			117,791
Retailing--2.9%
Lowe's	1,950		70,376
Williams-Sonoma	840		38,018
			108,394
Semiconductors & Semiconductor Equipment--2.0%
Applied Micro Circuits	11,210	a	76,564
Software & Services--3.6%
DealerTrack Technologies	2,840	a	76,368
Velti	17,520	a	59,743
			136,111
Technology Hardware & Equipment--12.7%
Apple	145		84,866
Arrow Electronics	2,680	a	99,857
Ciena	5,750	a	85,560
F5 Networks	600	a	56,208
QUALCOMM	1,060		67,437
SanDisk	2,250	a	87,975
			481,903
Transportation--4.3%
C.H. Robinson Worldwide	1,590		98,167
Kirby	1,090	a	63,089
			161,256
Total Common Stocks
(cost $3,291,002)			3,641,152

Other Investment--3.2%
Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $120,485)	120,485 [b]	120,485
Total Investments (cost $3,411,487)		99.2%	3,761,637
Cash and Receivables (Net)		.8%	28,990
Net Assets		100.0%	3,790,627

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $350,150 of which $451,499 related to appreciated investment securities and $101,349 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Durables & Apparel	13.3
Technology Hardware & Equipment	12.7
Insurance	10.2
Diversified Financials	10.0
Materials	9.1
Commercial & Professional Services	5.8
Energy	4.8
Capital Goods	4.3
Transportation	4.3
Food, Beverage & Tobacco	4.0
Software & Services	3.6
Money Market Investment	3.2
Banks	3.1
Pharmaceuticals, Biotech & Life Sciences	3.1
Retailing	2.9
Health Care Equipment & Services	2.8
Semiconductors & Semiconductor Equipment	2.0
99.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	3,581,409	-	-	3,581,409
Equity Securities - Foreign Common Stocks+	59,743	-	-	59,743
Mutual Funds	120,485	-	-	120,485

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2012 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--2.0%
Delphi Automotive	185,680	a	6,311,263
General Motors	178,551	a	4,620,900
Johnson Controls	398,170		10,965,602
			21,897,765
Banks--7.6%
Comerica	326,570		9,663,206
Fifth Third Bancorp	515,405		7,545,529
PNC Financial Services Group	167,680		9,413,555
SunTrust Banks	190,300		5,166,645
U.S. Bancorp	535,940		17,289,424
Wells Fargo & Co.	1,022,540		33,754,045
			82,832,404
Capital Goods--7.5%
Cummins	133,030		13,058,225
Eaton	281,250	b	14,670,000
General Electric	1,936,410		40,916,343
Honeywell International	211,990		13,001,347
			81,645,915
Consumer Durables & Apparel--2.6%
Newell Rubbermaid	730,810		15,938,966
PulteGroup	162,970	a	2,739,526
PVH	58,600		6,714,974
Toll Brothers	85,610	a	2,725,822
			28,119,288
Consumer Services--1.8%
Carnival	488,900		18,900,874
Diversified Financials--12.5%
Ameriprise Financial	219,070		13,290,977
Capital One Financial	203,260		11,707,776
Citigroup	605,677		20,938,254
Discover Financial Services	135,760		5,648,974
Franklin Resources	56,570		7,468,371
Goldman Sachs Group	120,550		14,199,584
Invesco	218,240		5,453,818
JPMorgan Chase & Co.	685,768		28,171,349
Moody's	353,610		17,178,374
NASDAQ OMX Group	169,830		4,114,981
TD Ameritrade Holding	461,130		7,470,306
			135,642,764
Energy--12.3%
Anadarko Petroleum	103,620		7,583,948
Cameron International	377,828	a	20,383,821
EOG Resources	182,215		21,432,128
Hess	205,260		10,182,949
Marathon Petroleum	91,120		5,425,285

Occidental Petroleum	400,320		30,108,067
Phillips 66	178,300		9,337,571
Schlumberger	79,470		5,691,641
Valero Energy	698,800		22,543,288
			132,688,698
Food & Staples Retailing--.7%
CVS Caremark	168,360		7,830,424
Food, Beverage & Tobacco--6.0%
Coca-Cola Enterprises	260,360		8,118,025
ConAgra Foods	573,300		17,118,738
Dean Foods	428,470		7,343,976
Kraft Foods Group	233,343	a	10,551,770
Mondelez International, Cl. A	236,720	a	6,128,681
PepsiCo	230,220		16,163,746
			65,424,936
Health Care Equipment & Services--3.9%
Baxter International	206,900		13,711,263
Cigna	185,160		9,678,313
Health Net	115,900	a	2,729,445
Humana	82,670		5,407,445
McKesson	111,020		10,488,059
			42,014,525
Insurance--6.6%
American International Group	240,820	a	7,978,367
Aon	186,845		10,612,796
Chubb	196,080		15,096,199
Marsh & McLennan	438,230		15,434,461
MetLife	411,709		13,664,620
Prudential Financial	168,870		8,801,504
			71,587,947
Materials--3.9%
Celanese, Ser. A	126,380		5,186,635
Eastman Chemical	92,740		5,643,229
International Paper	311,320		11,562,425
LyondellBasell Industries, Cl. A	200,010		9,946,497
Mosaic	86,060		4,652,404
Packaging Corp. of America	156,018		5,685,296
			42,676,486
Media--6.3%
News, Cl. A	551,138		13,580,040
Omnicom Group	213,890		10,638,889
Time Warner	338,286		16,000,928
Viacom, Cl. B	211,030		10,891,258
Walt Disney	344,440		17,104,890
			68,216,005
Pharmaceuticals, Biotech & Life Sciences--11.5%
Eli Lilly & Co.	154,530		7,578,151
Johnson & Johnson	338,457		23,600,607
Merck & Co.	702,050		31,100,815
Mylan	325,070	a	8,835,403
Pfizer	1,910,610		47,803,462
Thermo Fisher Scientific	96,280		6,118,594

			125,037,032
Retailing--2.1%
American Eagle Outfitters	302,620		6,415,544
Lowe's	166,270		6,000,684
Macy's	272,550		10,547,685
			22,963,913
Semiconductors & Semiconductor Equipment--1.6%
Texas Instruments	573,990		16,915,485
Software & Services--2.1%
Google, Cl. A	7,242	a	5,057,596
Oracle	563,050		18,073,905
			23,131,501
Technology Hardware & Equipment--6.4%
Cisco Systems	1,005,480		19,013,627
Corning	372,220		4,552,251
EMC	450,910	a	11,191,586
QUALCOMM	365,450		23,249,929
SanDisk	275,260	a	10,762,666
			68,770,059
Transportation--1.3%
FedEx	161,600		14,468,048
Utilities--.7%
NRG Energy	346,950		7,320,645
Total Common Stocks
(cost $993,748,731)			1,078,084,714

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $508,173)	508,173	[c]	508,173
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,000,621)	13,000,621	[c]	13,000,621
Total Investments (cost $1,007,257,525)	100.6%		1,091,593,508
Liabilities, Less Cash and Receivables	(.6%)		(6,986,360)
Net Assets	100.0%		1,084,607,148

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $12,734,916 and the value of the collateral held by the fund was $13,000,621.
c Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $84,335,983 of which $112,401,070 related to appreciated investment securities and $28,065,087 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	12.5
Energy	12.3
Pharmaceuticals, Biotech & Life Sciences	11.5
Banks	7.6
Capital Goods	7.5
Insurance	6.6
Technology Hardware & Equipment	6.4
Media	6.3
Food, Beverage & Tobacco	6.0
Health Care Equipment & Services	3.9
Materials	3.9
Consumer Durables & Apparel	2.6
Retailing	2.1
Software & Services	2.1
Automobiles & Components	2.0
Consumer Services	1.8
Semiconductors & Semiconductor Equipment	1.6
Transportation	1.3
Money Market Investments	1.2
Food & Staples Retailing	.7
Utilities	.7
100.6

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,078,084,714	-	-	1,078,084,714
Mutual Funds	13,508,794	-	-	13,508,794

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2012 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Automobiles & Components--.9%
Thor Industries	17,500		660,450
Banks--3.5%
Associated Banc-Corp	66,300		851,955
Cathay General Bancorp	25,100		449,290
Comerica	5,900		174,581
Huntington Bancshares	17,300		106,395
Regions Financial	50,200		334,834
Webster Financial	24,900		518,418
			2,435,473
Capital Goods--10.5%
Aecom Technology	26,900	a	607,671
Alliant Techsystems	13,700		822,000
Chicago Bridge & Iron & Co.	8,700		353,481
Gardner Denver	6,600		461,010
Granite Construction	17,800		544,680
IDEX	19,600		881,020
KBR	11,200		311,360
Lennox International	20,800		1,093,872
Lincoln Electric Holdings	24,100		1,144,991
Textron	11,200		263,088
Timken	13,700		617,185
WABCO Holdings	3,000	a	186,150
			7,286,508
Commercial & Professional Services--2.1%
Deluxe	30,700	b	884,160
Herman Miller	26,400		557,568
			1,441,728
Consumer Durables & Apparel--3.2%
Carter's	19,200	a	1,018,368
Hanesbrands	30,500	a	1,101,050
Harman International Industries	2,100		83,076
			2,202,494
Consumer Services--4.7%
Bally Technologies	14,800	a	668,072
Bob Evans Farms	24,200		912,098
H&R Block	27,200		490,416
ITT	28,800		644,256
Marriott International, Cl. A	12,100		439,109
Wyndham Worldwide	2,300		112,907
			3,266,858
Diversified Financials--4.4%
American Capital	21,800	a	261,164
Discover Financial Services	8,000		332,880
Greenhill & Co.	9,500	b	451,440

Moody's	1,800		87,444
NASDAQ OMX Group	15,500		375,565
SEI Investments	41,400		911,214
Waddell & Reed Financial, Cl. A	21,100		685,539
			3,105,246
Energy--7.9%
Helix Energy Solutions Group	43,300	a	758,183
HollyFrontier	25,700		1,164,981
Marathon Petroleum	6,800		404,872
Murphy Oil	4,500		255,330
Oceaneering International	13,600		716,448
Plains Exploration & Production	12,700	a	453,390
Tesoro	15,300		646,884
Tidewater	19,900		892,714
Valero Energy	7,800		251,628
			5,544,430
Food, Beverage & Tobacco--2.2%
Smithfield Foods	23,600	a	527,932
Universal	19,500	b	973,050
			1,500,982
Health Care Equipment & Services--6.2%
Hill-Rom Holdings	19,800		553,608
Humana	5,800		379,378
ResMed	26,100	b	1,072,449
STERIS	15,500		529,635
Thoratec	26,300	a	978,360
Universal Health Services, Cl. B	18,300		824,781
			4,338,211
Household & Personal Products--2.5%
Church & Dwight	15,900		860,985
Energizer Holdings	8,600		685,936
Nu Skin Enterprises, Cl. A	5,000	b	227,000
			1,773,921
Insurance--5.3%
Assurant	9,900		338,679
CoreLogic	22,300	a	576,232
Everest Re Group	5,800		629,126
Lincoln National	6,200		153,140
Protective Life	22,300		605,445
Reinsurance Group of America	19,300		988,160
StanCorp Financial Group	12,100		411,521
			3,702,303
Materials--5.4%
Domtar	5,900		472,649
Huntsman	12,100		198,924
Minerals Technologies	14,400		1,065,600
NewMarket	4,100		1,087,935
Worthington Industries	39,100		921,196
			3,746,304
Media--2.0%
Scholastic	17,200		482,632
Valassis Communications	35,700	a,b	927,486

			1,410,118
Pharmaceuticals, Biotech & Life Sciences--5.2%
Agilent Technologies	9,500		363,755
Charles River Laboratories
International	15,000	a	575,550
Mettler-Toledo International	6,900	a	1,290,921
Techne	6,300		446,670
United Therapeutics	7,100	a	373,105
Warner Chilcott, Cl. A	47,500		553,850
			3,603,851
Real Estate--8.0%
BRE Properties	12,100	c	588,665
Camden Property Trust	7,700		505,890
CBL & Associates Properties	39,500	c	889,145
Duke Realty	36,000		486,000
Hospitality Properties Trust	27,800	c	631,060
Kimco Realty	5,200	c	100,152
Liberty Property Trust	16,000	c	557,280
Macerich	2,798	c	158,087
Mack-Cali Realty	34,100	c	862,048
National Retail Properties	18,500	c	568,320
Rayonier	5,300	c	264,152
			5,610,799
Retailing--4.6%
Aaron's	19,500		559,650
ANN	14,900	a	499,895
Best Buy	9,500	b	124,545
Dillard's, Cl. A	6,100		542,351
GameStop, Cl. A	14,800	b	388,500
O'Reilly Automotive	6,000	a	564,480
PetSmart	7,300		515,818
			3,195,239
Semiconductors & Semiconductor Equipment--.5%
LSI	53,100	a	357,894
Software & Services--8.4%
Acxiom	23,800	a	421,022
CA	36,000		797,760
Cadence Design Systems	72,800	a	926,744
DST Systems	13,515		779,005
FactSet Research Systems	5,500	b	508,145
Fair Isaac	16,400		702,248
Intuit	5,400		323,514
Lender Processing Services	13,200		328,020
Synopsys	26,800	a	879,040
Total System Services	9,900		217,305
			5,882,803
Technology Hardware & Equipment--4.5%
Brocade Communications Systems	65,900	a	374,312
Diebold	16,400		490,524
Dolby Laboratories, Cl. A	8,900	a,b	296,993
Lexmark International, Cl. A	10,000	b	243,300
Plantronics	16,700		561,621

QLogic	32,600	a	309,048
Tech Data	20,000	a	883,400
			3,159,198
Telecommunication Services--.4%
Telephone & Data Systems	12,370		284,634
Transportation--1.8%
Alaska Air Group	28,600	a	1,222,650
Utilities--4.8%
Cleco	18,200		733,278
Hawaiian Electric Industries	24,400		607,804
IDACORP	22,600		965,246
NV Energy	44,500		815,685
Wisconsin Energy	6,700		251,450
			3,373,463
Total Common Stocks
(cost $64,608,816)			69,105,557

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $199,419)	199,419	[d]	199,419
Investment of Cash Collateral for
Securities Loaned--7.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,295,585)	5,295,585	[d]	5,295,585
Total Investments (cost $70,103,820)	106.9%		74,600,561
Liabilities, Less Cash and Receivables	(6.9%)		(4,805,143)
Net Assets	100.0%		69,795,418

a	Non-income producing security.
b	Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $5,150,397 and the value of the collateral held by the fund was $5,295,585.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $4,496,741 of which $7,484,739 related to appreciated investment securities and $2,987,998 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value
Capital Goods	10.5
Software & Services	8.4
Real Estate	8.0
Energy	7.9
Money Market Investments	7.9
Health Care Equipment & Services	6.2
Materials	5.4

Insurance	5.3
Pharmaceuticals, Biotech & Life Sciences	5.2
Utilities	4.8
Consumer Services	4.7
Retailing	4.6
Technology Hardware & Equipment	4.5
Diversified Financials	4.4
Banks	3.5
Consumer Durables & Apparel	3.2
Household & Personal Products	2.5
Food, Beverage & Tobacco	2.2
Commercial & Professional Services	2.1
Media	2.0
Transportation	1.8
Automobiles & Components	.9
Semiconductors & Semiconductor Equipment
Telecommunication Services

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	69,105,557	-	-	69,105,557
Mutual Funds	5,495,004	-	-	5,495,004

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2012 (Unaudited)

Common Stocks--96.0%	Shares		Value ($)
Communications Equipment--10.6%
Ciena	645,100	a,b	9,599,088
F5 Networks	82,380	b	7,717,358
QUALCOMM	164,630		10,473,761
			27,790,207
Computers & Peripherals--5.9%
Apple	16,908		9,895,914
SanDisk	143,170	b	5,597,947
			15,493,861
Electronic Equipment & Instruments--2.3%
Amphenol, Cl. A	95,380		5,905,930
Household Durables--1.8%
Garmin	119,900	a	4,662,911
Internet & Catalog Retail--7.6%
Amazon.com	52,390	b	13,204,899
priceline.com	9,800	b	6,498,968
			19,703,867
Internet Software & Services--14.9%
Akamai Technologies	373,010	b	13,659,626
Google, Cl. A	15,288	b	10,676,681
LinkedIn, Cl. A	118,440	b	12,808,102
LogMeIn	78,030	b	1,669,842
			38,814,251
IT Services--10.6%
Cognizant Technology Solutions,
Cl. A	126,777	b	8,523,218
MasterCard, Cl. A	12,980		6,343,066
Paychex	190,950		6,213,513
Teradata	111,080	b	6,607,038
			27,686,835
Semiconductors & Semiconductor Equipment--23.9%
Analog Devices	266,230		10,808,938
Avago Technologies	130,446		4,578,655
Broadcom, Cl. A	282,960	b	9,162,245
Skyworks Solutions	414,570	b	9,390,010
Taiwan Semiconductor
Manufacturing, ADR	550,680		9,510,244
Texas Instruments	335,150		9,876,870
Xilinx	264,590		9,168,043
			62,495,005
Software--18.4%
Citrix Systems	75,480	b	4,616,357
Fortinet	136,930	b	2,735,861
Informatica	138,418	b	3,719,292
Oracle	312,226		10,022,455
Red Hat	125,850	b	6,216,990
Salesforce.com	79,670	b	12,561,569
VMware, Cl. A	91,060	b	8,281,907
			48,154,431

Total Common Stocks
(cost $206,005,720)		250,707,298

Limited Partnership Interests-.3%
Semiconductors & Semiconductor Equipment
Bluestream Ventures, LP b,d
(cost $2,329,314)		728,909

Other Investment--3.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,457,197)	8,457,197 [c]	8,457,197
Investment of Cash Collateral for
Securities Loaned--5.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,149,619)	13,149,619 [c]	13,149,619
Total Investments (cost $229,941,850)	104.5%	273,043,023
Liabilities, Less Cash and Receivables	(4.5%)	(11,787,097)
Net Assets	100.0%	261,255,926

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $12,824,132 and the value of the collateral held by the fund was $13,149,619.
b Non-income producing security.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregate value of $728,909 representing .3% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	4/30/2004-6/11/2008	2,329,314.3		728,909

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At November 30, 2012, net unrealized appreciation on investments was $43,101,173 of which $49,534,397 related to appreciated investment securities and $6,433,224 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Semiconductors & Semiconductor Equipment	24.2
Software	18.4
Internet Software & Services	14.9
Communications Equipment	10.6
IT Services	10.6
Money Market Investments	8.2
Internet & Catalog Retail	7.6
Computers & Peripherals	5.9
Electronic Equipment & Instruments	2.3
Household Durables	1.8
104.5

†† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	236,618,399	-	-	236,618,399
Equity Securities - Foreign Common Stocks+	14,088,899	-	-	14,088,899
Limited Partnership Interests+	-	-	728,909	728,909
Mutual Funds	21,606,816	-	-	21,606,816

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, arevalued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

The fair value of the fund's interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund's capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnerships are categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)